SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details)		6 Months Ended
	Nov. 16, 2022	Apr. 30, 2023 segment
Segment Reporting
Reportable business segments		1
Reverse Stock Split
Reverse stock split ratio	5